 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,
Date of reporting period: April 30, 2006

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Diversified Large Cap Growth Fund

Semi-Annual Report • April 30, 2006

What’s Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	8

	Statement of Operations	9
Fund Objective The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.
	Statements of Changes in Net Assets	10

	Financial Highlights	11

	Notes to Financial Statements	14

	Additional Shareholder Information	23

“Smith Barney”, “Salomon Brothers” and ”Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3% . The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% . The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

     For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63% . While high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits.

     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000,[v] Russell Midcapvi and Russell 1000vii Indexes returning 18.91%, 14.35% and 9.92%, respectively. From an

Legg Mason Partners Diversified Large Cap Growth Fund I

investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Diversified Large Cap Growth Fund, excluding sales charges, returned 7.14% . In comparison, the Fund’s unmanaged benchmark, the Russell 1000 Growth Index,[x] returned 7.06% for the same period. The Lipper Large-Cap Core Funds Category Average[1] increased 9.23% over the same time frame

.Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 Months

Diversified Large Cap Growth Fund — Class A Shares	7.14%

Russell 1000 Growth Index	7.06%

Lipper Large-Cap Core Funds Category Average	9.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Excluding sales charges, Class B shares returned 6.75% and Class C shares returned 6.67% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 19, 2005. An

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 896 funds in the Fund’s Lipper category, and excluding sales charges.

II Legg Mason Partners Diversified Large Cap Growth Fund

interim management agreement took effect upon the closing of the sale and continued in effect until December 19, 2005.

     Prior to April 7, 2006, the Fund operated under the name Smith Barney Diversified Large Cap Growth Fund. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 25, 2006

Legg Mason Partners Diversified Large Cap Growth Fund III

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that stock prices are subject to market fluctuations. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are heightened in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger compa-
nies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a com-
pany’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

IV Legg Mason Partners Diversified Large Cap Growth Fund

Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	7.14%	$1,000.00	$1,071.40	0.99%	$5.08

Class B	6.75	1,000.00	1,067.50	1.77	9.07

Class C	6.67	1,000.00	1,066.70	1.77	9.07

(1)	For the six months ended April 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,019.89	0.99%	$4.96

Class B	5.00	1,000.00	1,016.02	1.77	8.85

Class C	5.00	1,000.00	1,016.02	1.77	8.85

(1)	For the six months ended April 30, 2006.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 96.5%
CONSUMER DISCRETIONARY — 8.3%
Media — 5.3%
25,000	Gannett Co. Inc.	$1,375,000
24,500	Meredith Corp.	1,215,200
150,000	Time Warner Inc.	2,610,000
120,000	Walt Disney Co.	3,355,200

	Total Media	8,555,400

Multiline Retail — 1.3%
40,000	Target Corp.	2,124,000

Specialty Retail — 1.7%
70,000	Home Depot Inc.	2,795,100

	TOTAL CONSUMER DISCRETIONARY	13,474,500

CONSUMER STAPLES — 14.0%
Beverages — 1.8%
51,614	PepsiCo Inc.	3,005,999

Food & Staples Retailing — 5.6%
40,000	Costco Wholesale Corp.	2,177,200
73,189	Wal-Mart Stores Inc.	3,295,701
86,128	Walgreen Co.	3,611,347

	Total Food & Staples Retailing	9,084,248

Food Products — 2.8%
15,000	Dean Foods Co.*	594,150
24,000	General Mills Inc.	1,184,160
35,000	H.J. Heinz Co.	1,452,850
21,500	Wm. Wrigley Jr. Co.	1,012,005
5,375	Wm. Wrigley Jr. Co., Class B Shares	253,162

	Total Food Products	4,496,327

Household Products — 3.8%
30,000	Kimberly-Clark Corp.	1,755,900
75,000	Procter & Gamble Co.	4,365,750

	Total Household Products	6,121,650

	TOTAL CONSUMER STAPLES	22,708,224

ENERGY — 11.0%
Energy Equipment & Services — 2.2%
25,000	ENSCO International Inc.	1,337,250
32,000	Schlumberger Ltd.	2,212,480

	Total Energy Equipment & Services	3,549,730

See Notes to Financial Statements.

4 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 8.8%
25,000	BP PLC, Sponsored ADR	$1,843,000
25,000	Cimarex Energy Co.	1,073,750
52,000	EnCana Corp.	2,602,600
125,000	Exxon Mobil Corp.	7,885,000
10,000	Suncor Energy Inc.	857,400

	Total Oil, Gas & Consumable Fuels	14,261,750

	TOTAL ENERGY	17,811,480

EXCHANGE TRADED FUND — 1.4%
35,000	streetTRACKS Gold Trust*	2,278,150

FINANCIALS — 12.9%
Capital Markets — 2.9%
15,000	Goldman Sachs Group Inc.	2,404,350
30,000	Merrill Lynch & Co. Inc.	2,287,800

	Total Capital Markets	4,692,150

Commercial Banks — 2.1%
50,000	Wells Fargo & Co.	3,434,500

Diversified Financial Services — 3.0%
50,000	Bank of America Corp.	2,496,000
50,000	JPMorgan Chase & Co.	2,269,000

	Total Diversified Financial Services	4,765,000

Insurance — 4.1%
75	Berkshire Hathaway Inc., Class A Shares*	6,675,000

Real Estate Investment Trusts (REITs) — 0.8%
30,000	Forest City Enterprises Inc., Class A Shares	1,354,200

	TOTAL FINANCIALS	20,920,850

HEALTH CARE — 9.4%
Biotechnology — 1.6%
36,975	Amgen Inc.*	2,503,208

Health Care Equipment & Supplies — 2.0%
10,000	IDEXX Laboratories Inc.*	832,100
47,433	Medtronic Inc.	2,377,342

	Total Health Care Equipment & Supplies	3,209,442

Pharmaceuticals — 5.8%
14,000	Bristol-Myers Squibb Co.	355,320
62,574	Johnson & Johnson	3,667,462
100,000	Pfizer Inc.	2,533,000
30,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,215,000
35,000	Wyeth	1,703,450

	Total Pharmaceuticals	9,474,232

	TOTAL HEALTH CARE	15,186,882

See Notes to Financial Statements.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 20.7%
Aerospace & Defense — 4.9%
40,000	Honeywell International Inc.	$1,700,000
57,000	Raytheon Co.	2,523,390
60,000	United Technologies Corp.	3,768,600

	Total Aerospace & Defense	7,991,990

Air Freight & Logistics — 1.2%
24,000	United Parcel Service Inc., Class B Shares	1,945,680

Airlines — 0.2%
20,000	Southwest Airlines Co.	324,400

Building Products — 0.6%
30,000	Masco Corp.	957,000

Commercial Services & Supplies — 2.6%
35,000	Pitney Bowes Inc.	1,464,750
75,000	Waste Management Inc.	2,809,500

	Total Commercial Services & Supplies	4,274,250

Electrical Equipment — 0.7%
50,000	American Power Conversion Corp.	1,112,000

Industrial Conglomerates — 9.3%
75,000	3M Co.	6,407,250
212,522	General Electric Co.	7,351,136
50,000	Tyco International Ltd.	1,317,500

	Total Industrial Conglomerates	15,075,886

Road & Rail — 1.2%
35,000	Florida East Coast Industries Inc.	1,956,500

	TOTAL INDUSTRIALS	33,637,706

INFORMATION TECHNOLOGY — 14.4%
Communications Equipment — 1.7%
130,000	Cisco Systems Inc.*	2,723,500

Computers & Peripherals — 4.0%
100,000	EMC Corp.*	1,351,000
75,000	Hewlett-Packard Co.	2,435,250
33,723	International Business Machines Corp.	2,776,752

	Total Computers & Peripherals	6,563,002

Internet Software & Services — 2.1%
2,100	Google Inc., Class A Shares*	877,674
25,000	VeriSign Inc.*	588,000
60,000	Yahoo! Inc.*	1,966,800

	Total Internet Software & Services	3,432,474

IT Services — 1.1%
40,000	Automatic Data Processing Inc.	1,763,200

See Notes to Financial Statements.

6 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 1.6%
25,000	Freescale Semiconductor Inc., Class B Shares*	$791,750
90,000	Intel Corp.	1,798,200

	Total Semiconductors & Semiconductor Equipment	2,589,950

Software — 3.9%
246,294	Microsoft Corp.	5,948,000
25,000	Symantec Corp.*	409,500

	Total Software	6,357,500

	TOTAL INFORMATION TECHNOLOGY	23,429,626

MATERIALS — 4.4%
Chemicals — 3.0%
30,000	Dow Chemical Co.	1,218,300
45,000	E.I. du Pont de Nemours & Co.	1,984,500
25,000	PPG Industries Inc.	1,678,000

	Total Chemicals	4,880,800

Metals & Mining — 1.4%
35,000	Alcoa Inc.	1,182,300
5,000	Rio Tinto PLC, Sponsored ADR	1,113,500

	Total Metals & Mining	2,295,800

	TOTAL MATERIALS	7,176,600

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $142,228,962)	156,624,018

Face
Amount

SHORT-TERM INVESTMENT — 3.7%
Repurchase Agreement — 3.7%
$5,947,000	Interest in $604,665,000 joint tri-party repurchase
	agreement dated 4/28/06 with Deutsche Bank
	Securities Inc., 4.790% due 5/1/06; Proceeds at
	maturity — $5,949,374; (Fully collateralized by
	various U.S. government agency obligations,
	0.000% to 22.305% due 2/15/17 to 4/15/36;
	Market value — $6,065,940)
	(Cost — $5,947,000)	5,947,000

	TOTAL INVESTMENTS — 100.2%
	(Cost — $148,175,962#)	162,571,018
	Liabilities in Excess of Other Assets — (0.2)%	(289,021)

	TOTAL NET ASSETS — 100.0%	$162,281,997

* Non-income producing security.

# Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 7

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $148,175,962)	$162,571,018
Cash	395
Dividends and interest receivable	88,194
Receivable for Fund shares sold	8,884
Prepaid expenses	20,290

Total Assets	162,688,781

LIABILITIES:
Payable for Fund shares repurchased	141,445
Investment management fee payable	85,214
Distribution fees payable	37,342
Trustees’ retirement plan	3,176
Trustees’ fees payable	1,347
Accrued expenses	138,260

Total Liabilities	406,784

Total Net Assets	$162,281,997

NET ASSETS:
Par value (Note 6)	$113
Paid-in capital in excess of par value	206,457,810
Undistributed net investment income	94,512
Accumulated net realized loss on investments and foreign
currency transactions	(58,665,494)
Net unrealized appreciation on investments	14,395,056

Total Net Assets	$162,281,997

Shares Outstanding:
Class A	10,726,329

Class B	585,679

Class C	22,054

Net Asset Value:
Class A (and redemption price)	$14.35

Class B*	$13.75

Class C*	$14.39

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$15.11	†

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
†	Based upon a single purchase of less than $25,000.

See Notes to Financial Statements.

8 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$1,270,241
Interest	143,099
Less: Foreign taxes withheld	(2,083)

Total Investment Income	1,411,257

EXPENSES:
Investment management fee (Note 2)	616,007
Distribution fees (Notes 2 and 4)	237,766
Transfer agent fees (Notes 2 and 4)	93,851
Shareholder reports (Note 4)	33,756
Legal fees	28,563
Registration fees	27,031
Custody fees	20,269
Audit and tax	13,912
Trustees’ fees	3,890
Insurance	1,862
Miscellaneous expenses	3,623

Total Expenses	1,080,530
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(230,243)

Net Expenses	850,287

Net Investment Income	560,970

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,994,884
Foreign currency transactions	(13)

Net Realized Gain	1,994,871

Change in Net Unrealized Appreciation/Depreciation From Investments	8,845,835

Net Gain on Investments and Foreign Currency Transactions	10,840,706

Increase in Net Assets From Operations	$11,401,676

See Notes to Financial Statements.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 9

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited)
and the year ended October 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$560,970	$1,486,124
Net realized gain (loss)	1,994,871	(8,794,065)
Change in net unrealized appreciation/depreciation	8,845,835	8,096,139

Increase in Net Assets From Operations	11,401,676	788,198

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(900,000)	(1,140,569)

Decrease in Net Assets From Distributions to Shareholders	(900,000)	(1,140,569)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	904,565	2,306,959
Reinvestment of distributions	878,194	1,115,809
Cost of shares repurchased	(15,292,594)	(30,433,531)

Decrease in Net Assets From Fund Share Transactions	(13,509,835)	(27,010,763)

Decrease in Net Assets	(3,008,159)	(27,363,134)
NET ASSETS:
Beginning of period	165,290,156	192,653,290

End of period*	$162,281,997	$165,290,156

* Includes undistributed net investment income of:	94,512	$433,542

See Notes to Financial Statements.

10 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares	2006	(1)(2)	2005 (1)	2004 (1)	2003	(1)	2002	2001

Net Asset Value,
Beginning of Period	$13.47		$13.51	$13.63	$11.78		$14.26	$21.91

Income (Loss) From Operations:
Net investment income (loss)	0.05		0.12	0.01	0.03		0.01	(0.02)
Net realized and unrealized gain (loss)	0.91		(0.07)	(0.10)	1.82		(2.49)	(5.85)

Total Income (Loss) From Operations	0.96		0.05	(0.09)	1.85		(2.48)	(5.87)

Less Distributions From:
Net investment income	(0.08)		(0.09)	(0.03)	(0.00)(	3)	—	—
Net realized gains	—		—	—	—		—	(1.78)

Total Distributions	(0.08)		(0.09)	(0.03)	(0.00)	(3)	—	(1.78)

Net Asset Value, End of Period	$14.35		$13.47	$13.51	$13.63		$11.78	$14.26

Total Return(4)	7.14%		0.31%	(0.65)%	15.74%		(17.39)%	(28.00)%

Net Assets, End of Period (000s)	$153,910		$156,443	$181,843	$202,356		$188,539	$261,864

Ratios to Average Net Assets:
Gross expenses	1.27%	(5)	1.40%	1.41%	1.36%		1.35%	1.29% (6)
Net expenses(7)(8)	0.99	(5)	1.05	1.04	1.05		1.05	1.05 (6)
Net investment income (loss)	0.72	(5)	0.86	0.08	0.28		0.06	(0.12) (6)

Portfolio Turnover Rate	2%		111%	74%	20%		29%	29%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the period indicated.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A will not exceed 1.05%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares	2006	(1)(2)	2005 (1)	2004 (1)	2003 (1)	2002	2001

Net Asset Value,
Beginning of Period	$12.88		$12.94	$13.13	$11.43	$13.93	$21.61

Income (Loss) From Operations:
Net investment income (loss)	(0.00)	(3)	0.02	(0.09)	(0.06)	(0.10)	(0.15)
Net realized and unrealized gain (loss)	0.87		(0.08)	(0.10)	1.76	(2.40)	(5.75)

Total Income (Loss) From Operations	0.87		(0.06)	(0.19)	1.70	(2.50)	(5.90)

Less Distributions From:
Net realized gains	—		—	—	—	—	(1.78)

Total Distributions	—		—	—	—	—	(1.78)

Net Asset Value, End of Period	$13.75		$12.88	$12.94	$13.13	$11.43	$13.93

Total Return(4)	6.75%		(0.46)%	(1.45)%	14.87%	(17.95)%	(28.58)%

Net Assets, End of Period (000s)	$8,055		$8,513	$10,310	$11,239	$10,366	$14,485

Ratios to Average Net Assets:
Gross expenses	2.11%	(5)	2.22%	2.18%	2.11%	2.10%	2.04% (6)
Net expenses(7)(8)	1.77	(5)	1.80	1.79	1.80	1.80	1.80 (6)
Net investment income (loss)	(0.05)	(5)	0.12	(0.67)	(0.47)	(0.69)	(0.87) (6)

Portfolio Turnover Rate	2%		111%	74%	20%	29%	29%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the period indicated.

(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B will not exceed 1.80%.

See Notes to Financial Statements.

12 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares	2006	(1)(2)	2005 (1)	2004 (1)	2003 (1)	2002	2001

Net Asset Value,
Beginning of Period	$13.49		$13.54	$13.74	$11.96	$14.58	$22.51

Income (Loss) From Operations:
Net investment income (loss)	(0.00)	(3)	0.01	(0.09)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	0.90		(0.06)	(0.11)	1.84	(2.56)	(6.06)

Total Income (Loss) From Operations	0.90		(0.05)	(0.20)	1.78	(2.62)	(6.15)

Less Distributions From:
Net realized gains	—		—	—	—	—	(1.78)

Total Distributions	—		—	—	—	—	(1.78)

Net Asset Value, End of Period	$14.39		$13.49	$13.54	$13.74	$11.96	$14.58

Total Return(4)	6.67%		(0.37)%	(1.46)%	14.88%	(17.97)%	(28.54)%

Net Assets, End of Period (000s)	$317		$334	$500	$637	$537	$204

Ratios to Average Net Assets:
Gross expenses	2.20%	(5)	2.19%	2.22%	2.11%	2.10%	2.04% (6)
Net expenses(7)(8)	1.77	(5)	1.80	1.79	1.80	1.80	1.80 (6)
Net investment income (loss)	(0.05)	(5)	0.10	(0.65)	(0.46)	(0.66)	(0.88) (6)

Portfolio Turnover Rate	2%		111%	74%	20%	29%	29%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the period indicated.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C will not exceed 1.80%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 13

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (formerly known as Smith Barney Diversified Large Cap Growth Fund) (the “Fund”), is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

14 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     (d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 15

Notes to Financial Statements (unaudited) (continued)

     (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Management Agreement and Other Transactions with Affiliates

     On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 19, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 19, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Prior to October 1, 2005, the Fund paid the Manager a fee calculated at an annual rate of 0.90% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     Effective October 1, 2005, and under the new investment management agreement, effective December 19, 2005, the Fund pays the Manager a management fee calculated at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate

First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

     During the six months ended April 30, 2006, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.05%, 1.80% and 1.80%, respectively. During the six months ended April 30, 2006, the Manager waived a portion of its investment management fee and/or reimbursed Fund expenses amounting to $230,243.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $77,647 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $3,603 to other Citigroup affiliates for shareholder recordkeeping services.

16 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the period ended April 30, 2006, LMIS, CGM and its affiliates received sales charges of approximately $1,000 on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, CGM and its affiliates were approximately:

Class B

CDSCs	$0*

* Amount represents less than $1,000.

     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

     The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three former Trustees received full payments under the Plan. The Fund’s allocated share of the liability at April 30, 2006 was $3,176.

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 17

Notes to Financial Statements (unaudited) (continued)

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$ 2,855,859

Sales	13,798,827

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,698,921
Gross unrealized depreciation	(4,303,865)

Net unrealized appreciation	$14,395,056

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution and/or service fee calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, B and C shares, respectively. Distribution fees are accrued daily and paid monthly.

     For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$194,526	$87,010	$29,976
Class B	41,596	6,605	3,472
Class C	1,644	236	308

Total	$237,766	$93,851	$33,756

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005

Net Investment Income
Class A	$900,000	$1,140,569

Total	$900,000	$1,140,569

6. Shares of Beneficial Interest

At April 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

18 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	58,002	$814,347	147,355	$2,004,573
Shares issued on reinvestment	63,637	878,194	78,967	1,115,809
Shares repurchased	(1,010,853)	(14,155,844)	(2,073,422)	(28,197,261)

Net Decrease	(889,214)	$(12,463,303)	(1,847,100)	$(25,076,879)

Class B
Shares sold	5,622	$75,411	16,523	$217,448
Shares repurchased	(80,687)	(1,084,232)	(152,538)	(1,987,085)

Net Decrease	(75,065)	$(1,008,821)	(136,015)	$(1,769,637)

Class C
Shares sold	1,057	$14,807	6,198	$84,938
Shares repurchased	(3,745)	(52,518)	(18,407)	(249,185)

Net Decrease	(2,688)	$(37,711)	(12,209)	$(164,247)

7. Capital Loss Carryforward

As of October 31, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $60,599,619, of which $15,233,879 expires in 2009, $26,819,033 expires in 2010, $6,330,611 expires in 2011, $5,053,321 expires in 2012 and $7,162,775 expires in 2013. This amount will be available to offset any future taxable capital gains.

8. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards,

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited) (continued)

including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

20 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 21

Notes to Financial Statements (unaudited) (continued)

paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

22 Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 19, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes for the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

New Management Agreement	5,804,978.626	369,365.393	381,257.736	44,664.000

Legg Mason Partners Diversified Large Cap Growth Fund 2006 Semi-Annual Report 23

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Legg Mason Partners Diversified Large Cap Growth Fund
TRUSTEES	OFFICERS (continued)
Elliott J. Berv	John Chiota
Donald M. Carlton	Chief Anti-Money Laundering
A. Benton Cocanougher	Compliance Officer
Mark T. Finn
R. Jay Gerken, CFA,	Wendy S. Setnicka
Chairman	Controller
Stephen Randolph Gross
Diana R. Harrington	Robert I. Frenkel
Susan B. Kerley	Secretary and Chief Legal Officer
Alan G. Merten
R. Richardson Pettit	INVESTMENT MANAGER
Smith Barney Fund
OFFICERS	Management LLC
R. Jay Gerken, CFA
President and	DISTRIBUTORS
Chief Executive Officer	Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC
Andrew B. Shoup
Senior Vice President and	CUSTODIAN
Chief Administrative Officer	State Street Bank
& Trust Company
Frances M. Guggino
Chief Financial Officer and	TRANSFER AGENT
Treasurer	PFPC Inc.
4400 Computer Drive
Harry D. Cohen	Westborough, Massachusetts 01581
Vice President and
Investment Officer
INDEPENDENT REGISTERED
Scott K. Glasser	PUBLIC ACCOUNTING FIRM
Vice President and	KPMG LLP
Investment Officer	345 Park Avenue
New York, NY 10154
Ted P. Becker
Chief Compliance Officer

ITEM	2	.	CODE OF ETHICS.

			Not Applicable.

ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.

			Not Applicable.

ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

			Not applicable.

ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

			Not applicable.

ITEM	6	.	SCHEDULE OF INVESTMENTS.

			Included herein under Item 1.

ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	8	.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	9	.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
			COMPANY AND AFFILIATED PURCHASERS.

			Not applicable.

ITEM	10	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

			Not applicable.

ITEM	11	.	CONTROLS AND PROCEDURES.

			(a) The registrant’s principal executive officer and principal
			financial officer have concluded that the registrant’s
			disclosure controls and procedures (as defined in Rule 30a-
			3(c) under the Investment Company Act of 1940, as amended (the
			“1940 Act”)) are effective as of a date within 90 days of the
			filing date of this report that includes the disclosure
			required by this paragraph, based on their evaluation of the
			disclosure controls and procedures required by Rule 30a-3(b)
			under the 1940 Act and 15d-15(b) under the Securities Exchange
			Act of 1934.

			(b) There were no changes in the registrant’s internal control
			over financial reporting (as defined in Rule 30a-3(d) under
			the 1940 Act) that occurred during the registrant’s last
			fiscal half-year (the registrant’s second fiscal half-year in
			the case of an annual report) that have materially affected,
			or are likely to materially affect the registrant’s internal
			control over financial reporting.

ITEM	12	.	EXHIBITS.

			(a) Not applicable.

			(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Trust II

Date:	July 7, 2006